Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities
Net income	$ 8,414	$ 4,561
Adjustments to reconcile net income to net cash from operating activities
Depreciation and amortization on premises and equipment	931	653
Accretion of purchase accounting adjustments	(1,589)
Net amortization of securities	2,596	4,199
Amortization of loan servicing right asset	727	1,265
Amortization of core deposit intangible	362
Increase (decrease) in impairment of servicing asset		(90)
Provision for loan losses	2,374	907
Deferred income tax benefit	(130)	(396)
Excess tax benefit related to the exchange of stock options		(83)
Excess tax benefit related to the exercise of stock options	(29)
Origination of loans held for sale	(262,955)	(307,592)
Proceeds from sale of loans held for sale	266,932	315,242
Net gain on sale of loans	(5,814)	(4,403)
Gain on sale of available for sale securities	(259)	(88)
Income from bank owned life insurance	(288)	(268)
Loss on sale and write down of foreclosed assets	96	223
Stock-based compensation	611	364
Compensation expense related to common stock issued to 401(k) plan	275	227
Loss on disposal of non-bank subsidiary	32
Net change in:
Accrued interest receivable and other assets	(82)	249
Accrued interest payable and other liabilities	(274)	542
Net cash from operating activities	11,930	15,512
Available for sale securities:
Sales	44,181	16,290
Purchases	(198,452)	(189,962)
Maturities, prepayments and calls	93,339	78,650
Held to maturity securities:
Purchases	(8,601)	(28,937)
Maturities, prepayments and calls	11,551	5,840
Net change in loans	(181,928)	(122,572)
Purchase of restricted equity securities	(745)	(774)
Proceeds from sale of foreclosed assets	1,166	2,477
Purchases of premises and equipment, net	(3,887)	(1,847)
Decrease in interest bearing deposits in financial institutions		100
Net cash provided from sale of non-bank subsidiary	205	100
Net cash acquired from acquisition (See Note 2)	12,197
Net cash from investing activities	(230,974)	(240,735)
Cash flows from financing activities
Increase in deposits	246,629	166,657
(Decrease) increase in federal funds purchased and repurchase agreements	13,894	22,689
Proceeds from Federal Home Loan Bank advances	15,000	40,000
Repayment of Federal Home Loan Bank advances	(25,000)	(25,000)
Proceeds from exercise of common stock warrants		36
Proceeds from exercise of common stock options, includes excess tax benefit	265	58
Cash paid in conjunction with stock option exchange		(59)
Proceeds from issuance of common stock, net of offering costs	(514)	14,191
Dividends paid on preferred stock	(100)	(109)
Net cash from financing activities	250,174	218,463
Net change in cash and cash equivalents	31,130	(6,760)
Cash and cash equivalents at beginning of period	18,217	24,977
Cash and cash equivalents at end of period	49,347	18,217
Supplemental information:
Interest paid	5,540	4,023
Income taxes paid	5,692	2,750
Non-cash supplemental information:
Fair value of stock and stock options issued related to MidSouth Bank acquisition (See Note 2)	40,976
Transfers from loans to foreclosed assets	1,273	761
Transfer from additional paid-in-capital to common stock		$ 426